THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY EMERGING MARKETS VALUE FUND January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 91.9%

	Shares	Value

BRAZIL — 4.5%

Neoenergia	11,800	$36,777

TIM *	13,400	33,638

Ultrapar Participacoes	7,400	21,196

		91,611

CHINA — 19.5%

Baidu, Cl A *	1,150	21,645

Beijing Capital International Airport, Cl H *	56,000	37,307

BOC Hong Kong Holdings	12,500	48,233

China Petroleum & Chemical, Cl H	74,000	38,989

Fosun International	31,500	35,909

Haier Smart Home, Cl H	4,800	19,307

Industrial & Commercial Bank of China, Cl H	90,000	54,620

Kunlun Energy	30,000	31,185

PICC Property & Casualty, Cl H	40,000	37,360

Shanghai Pharmaceuticals Holding, Cl H	16,600	32,376

Sun Art Retail Group	36,000	13,227

TravelSky Technology, Cl H	14,000	26,220

		396,378

COLOMBIA — 3.2%

Bancolombia ADR	1,195	42,518

Ecopetrol ADR	1,582	23,319

		65,837

GREECE — 1.8%

OPAP	2,503	37,216

HONG KONG — 7.4%

CLP Holdings	4,000	40,030

Hongkong Land Holdings	8,200	44,407

WH Group	50,000	33,444

Yue Yuen Industrial Holdings *	19,500	32,919

		150,800

INDONESIA — 6.2%

Astra International	111,900	42,773

Bank Mandiri Persero	83,600	43,731

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY EMERGING MARKETS VALUE FUND January 31, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

Telkom Indonesia Persero	135,200	$39,519

		126,023

MACAO — 1.7%

SJM Holdings *	53,000	34,348

MALAYSIA — 2.3%

Genting Malaysia *	70,100	45,846

MEXICO — 6.0%

Fibra Uno Administracion ‡	42,000	43,164

Gruma, Cl B	2,385	31,191

Grupo Financiero Banorte, Cl O	7,600	48,073

		122,428

PHILIPPINES — 4.1%

Ayala Land	59,800	42,261

BDO Unibank	15,270	40,600

		82,861

RUSSIA — 2.7%

Alrosa PJSC	18,467	26,953

Moscow Exchange MICEX-RTS PJSC	15,367	28,782

		55,735

SOUTH AFRICA — 7.3%

Absa Group	3,243	36,008

Gold Fields	3,281	34,956

Netcare	34,728	33,478

Vodacom Group	4,489	42,884

		147,326

SOUTH KOREA — 9.3%

E-MART	264	29,170

GS Retail	1,026	23,088

Hankook Tire & Technology	850	23,735

Korea Investment Holdings	383	23,253

LS Electric	452	18,762

Samsung Fire & Marine Insurance	202	33,617

Shinhan Financial Group	1,176	37,555

		189,180

TAIWAN — 7.5%

Bizlink Holding	3,790	40,924

Cathay Financial Holding	19,000	43,876

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY EMERGING MARKETS VALUE FUND January 31, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

General Interface Solution Holding	9,837	$34,270

Pegatron	13,000	32,638

		151,708

THAILAND — 4.2%

PTT Exploration & Production	14,100	55,174

Thai Beverage	60,300	29,348

		84,522

UNITED ARAB EMIRATES — 2.5%

Emaar Properties PJSC	38,091	50,859

UNITED KINGDOM — 1.7%

Investec PLC	6,024	34,286

TOTAL COMMON STOCK

(Cost $1,834,392)		1,866,964

PREFERRED STOCK — 1.9%

BRAZIL — 1.9%

Cia Energetica de Minas Gerais (A)	15,700	39,057

TOTAL PREFERRED STOCK

(Cost $36,263)		39,057

TOTAL INVESTMENTS — 93.8%

(Cost $1,870,655)		$1,906,021

Percentages are based on Net Assets of $2,032,782.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY EMERGING MARKETS VALUE FUND January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Brazil	$91,611	$–	$–	$91,611

China	–	396,378	–	396,378

Colombia	65,837	–	–	65,837

Greece	–	37,216	–	37,216

Hong Kong	–	150,800	–	150,800

Indonesia	–	126,023	–	126,023

Macao	–	34,348	–	34,348

Malaysia	–	45,846	–	45,846

Mexico	122,428	–	–	122,428

Philippines	–	82,861	–	82,861

Russia	55,735	–	–	55,735

South Africa	–	147,326	–	147,326

South Korea	–	189,180	–	189,180

Taiwan	–	151,708	–	151,708

Thailand	–	84,522	–	84,522

United Arab Emirates	–	50,859	–	50,859

United Kingdom	–	34,286	–	34,286

Total Common Stock	335,611	1,531,353	–	1,866,964

Preferred Stock

Brazil	39,057	–	–	39,057

Total Preferred Stock	39,057	–	–	39,057

Total Investments in Securities	$374,668	$1,531,353	$–	$1,906,021

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY INTERNATIONAL VALUE FUND January 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 97.2%

	Shares	Value

CANADA — 4.5%

Enbridge	1,200	$50,732

Suncor Energy	1,470	42,002

		92,734

CHINA — 3.8%

BOC Hong Kong Holdings	20,500	79,103

COLOMBIA — 2.3%

Ecopetrol ADR	3,174	46,785

FINLAND — 1.8%

Sampo, Cl A	729	36,077

FRANCE — 17.0%

Accor *	1,165	42,758

AXA	1,172	37,024

Danone	736	45,828

Eutelsat Communications	2,677	33,216

Rexel *	1,479	32,825

Safran	251	30,374

Thales	552	50,952

Veolia Environnement	1,239	44,705

Vinci	310	33,993

		351,675

GERMANY — 2.7%

KION Group	19	1,757

Rheinmetall	509	53,189

		54,946

HONG KONG — 5.8%

CK Infrastructure Holdings	7,500	46,236

Hongkong Land Holdings	7,700	41,700

Swire Properties	12,200	32,507

		120,443

INDONESIA — 1.4%

Astra International	74,600	28,515

ITALY — 3.4%

Atlantia *	2,186	40,539

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY INTERNATIONAL VALUE FUND January 31, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

Snam	5,347	$29,948

		70,487

JAPAN — 14.4%

Bridgestone	1,100	48,472

Honda Motor	1,200	35,368

Kirin Holdings	2,200	35,411

Komatsu	1,300	32,271

Mitsui Fudosan	1,300	28,008

Nabtesco	1,000	31,386

ORIX	2,300	47,686

Seven & i Holdings	800	39,036

		297,638

MEXICO — 2.0%

Grupo Financiero Banorte, Cl O	6,500	41,115

NETHERLANDS — 3.7%

ING Groep	3,359	49,763

Koninklijke Philips	815	27,018

		76,781

NORWAY — 1.5%

Orkla	3,200	30,581

SINGAPORE — 5.2%

Genting Singapore	84,900	46,467

United Overseas Bank	2,700	60,340

		106,807

SWITZERLAND — 2.4%

Julius Baer Group	771	50,280

UNITED KINGDOM — 25.3%

COMMUNICATION SERVICES — 2.7%

Informa PLC *	7,413	55,989

CONSUMER DISCRETIONARY — 5.2%

Compass Group PLC	2,210	50,177

Persimmon PLC	818	26,463

WH Smith PLC *	1,417	31,920

		108,560

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY INTERNATIONAL VALUE FUND January 31, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value

CONSUMER STAPLES — 1.9%

Associated British Foods PLC	1,515	$39,950

FINANCIALS — 6.2%

HSBC Holdings PLC	13,505	96,111

Investec PLC	5,613	31,947

		128,058

HEALTH CARE — 2.3%

GlaxoSmithKline PLC	2,136	47,203

INDUSTRIALS — 4.3%

BAE Systems PLC	5,969	46,485

DCC PLC	480	40,223

		86,708

UTILITIES — 2.7%

Centrica PLC *	57,143	56,197

		522,665

TOTAL COMMON STOCK

(Cost $1,939,710)		2,006,632

PREFERRED STOCK — 2.1%

GERMANY — 2.1%

Henkel & KGaA (A)	513	42,126

TOTAL PREFERRED STOCK

(Cost $42,267)		42,126

TOTAL INVESTMENTS— 99.3%

(Cost $1,981,977)		$2,048,758

Percentages are based on Net Assets of $2,063,557.

*	Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY INTERNATIONAL VALUE FUND January 31, 2022 (Unaudited)

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of January 31, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock

Canada	$92,734	$–	$–	$92,734

China	–	79,103	–	79,103

Colombia	46,785	–	–	46,785

Finland	–	36,077	–	36,077

France	–	351,675	–	351,675

Germany	–	54,946	–	54,946

Hong Kong	–	120,443	–	120,443

Indonesia	–	28,515	–	28,515

Italy	–	70,487	–	70,487

Japan	–	297,638	–	297,638

Mexico	41,115	–	–	41,115

Netherlands	–	76,781	–	76,781

Norway	–	30,581	–	30,581

Singapore	–	106,807	–	106,807

Switzerland	–	50,280	–	50,280

United Kingdom	–	522,665	–	522,665

Total Common Stock	180,634	1,825,998	–	2,006,632

Preferred Stock

Germany	–	42,126	–	42,126

Total Preferred Stock	–	42,126	–	42,126

Total Investments in Securities	$180,634	$1,868,124	$–	$2,048,758

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY January 31, 2022 (Unaudited)

Notes to Schedules of Investments

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Investment companies are valued at Net Asset Value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Trust’s Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2022, there were no securities valued in accordance with the Fair Value Procedures.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset values. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Perpetual US Service, LLC (the “Adviser”), the investment adviser of the Fund, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY January 31, 2022 (Unaudited)

closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor when the fair value trigger is met. MarkIt provides a fair value for foreign securities in the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	BARROW HANLEY January 31, 2022 (Unaudited)

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment spreads, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

PBH-QH-001-0100